EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury shares - Beginning balance	$ 157
Shares purchased		$ 16	$ 63
Shares transferred to Group beneficiaries	(12)	(9)	(9)
Treasury shares - Ending balance	120	157
Treasury shares
Treasury shares - Beginning balance	157	189
Shares purchased	0	16	63
Shares transferred to Group beneficiaries	(37)	(37)	(38)
Shares cancelled		(11)	(50)
Treasury shares - Ending balance	$ 120	$ 157	$ 189
Number of shares
Number of shares - Beginning balance	9.1	11.5
Shares purchased (in shares)	0.0	0.6
Shares transferred to Group beneficiaries (in shares)	(2.1)	(2.4)
Shares cancelled (in shares)		(0.6)
Number of shares - Ending balance	7.0	9.1	11.5
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance	$ 136	$ 169
Shares purchased		16
Shares transferred from treasury	(30)	(26)
Shares transferred to Group beneficiaries	(13)	(12)
Shares cancelled		(11)
Treasury shares - Ending balance	$ 93	$ 136	$ 169
Number of shares
Number of shares - Beginning balance	7.9	10.2
Shares purchased (in shares)		0.6
Shares transferred from treasury (in shares)	(1.7)	(1.5)
Shares transferred to Group beneficiaries (in shares)	(0.8)	(0.8)
Shares cancelled (in shares)		(0.6)
Number of shares - Ending balance	5.4	7.9	10.2
Employees Share Trust
Treasury shares - Beginning balance	$ 21	$ 20
Shares transferred from treasury	30	26
Shares transferred to Group beneficiaries	(24)	(25)
Treasury shares - Ending balance	$ 27	$ 21	$ 20
Number of shares
Number of shares - Beginning balance	1.2	1.3
Shares transferred from treasury (in shares)	1.7	1.5
Shares transferred to Group beneficiaries (in shares)	(1.3)	(1.6)
Number of shares - Ending balance	1.6	1.2	1.3